Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Fair Value Amounts [Table Text Block]
The following tables provide information on the location and amounts of derivative fair values in the Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	December 31, 2012			December 31, 2012
In millions	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Interest rate swap	Other current assets	$—	$—	Other current liabilities and other liabilities *	$560	$16
Foreign exchange contracts	Other current assets	28	—	Other current liabilities	72	1
Total derivatives designated as hedging instruments			$—			$17
Derivatives not designated as hedging instruments
Foreign exchange contracts	Other current assets	$169	$1	Other current liabilities	$245	$3
Total derivatives not designated as hedging instruments			$1			$3
Total derivatives			$1			$20

	Fair Values of Derivative Instruments
	December 31, 2011			December 31, 2011
In millions	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Interest rate swap	Other current assets	$—	$—	Other current liabilities and other liabilities *	$560	$9
Foreign exchange contracts	Other current assets	166	6	Other current liabilities	58	—
Total derivatives designated as hedging instruments			$6			$9
Derivatives not designated as hedging instruments
Foreign exchange contracts	Other current assets	$114	$—	Other current liabilities	$148	$3
Total derivatives not designated as hedging instruments			$—			$3
Total derivatives			$6			$12

* As of December 31, 2012, approximately $5 million was recorded in other current liabilities and $11 million was recorded in other liabilities related to the interest rate swap. As of December 31, 2011, approximately $3 million was recorded in other current liabilities and $6 million was recorded in other liabilities related to the interest rate swap.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The effect of derivative instruments on the Consolidated Statement of Operations for the years ended December 31 were as follows:

In millions	Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)				Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)				Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	Location of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	Location of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Interest rate swap	$(7)	$(9)	$—	Interest expense	$—	$(1)	$—	Interest expense	$—	$—	$—
Foreign exchange contracts	$(2)	$(3)	$3	Cost of Products	$4	$(3)	$(3)	Other (expense) income	$—	$1	$—

In millions		Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations
Derivatives not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in the Consolidated Statement of Operations	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Foreign exchange contracts	Other (expense) income	$(1)	$3	$—
Foreign exchange contracts	Cost of Products	$(7)	$3	$(1)